UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

The Denali Fund Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 74.5%
DOMESTIC COMMON STOCKS 52.1%
Cosmetics & Personal Care 0.4%
8,000	The Procter & Gamble Co.	$505,040

Diversified 18.7%
179	Berkshire Hathaway, Inc., Class A*	21,914,075

Diversified Financial Services 1.4%
79,000	AllianceBernstein Holding LP	1,673,220

Electric 0.9%
16,600	Public Service Enterprise Group, Inc.	538,338
12,400	SCANA Corp.	524,148

		1,062,486
Healthcare Products 4.4%
86,000	Johnson & Johnson	5,140,220

Manufacturing 1.3%
18,000	3M Co.	1,582,560

Oil & Gas 0.9%
14,000	Diamond Offshore Drilling, Inc.	1,003,940

Pharmaceuticals 0.2%
9,700	Pfizer, Inc.	176,734

Real Estate Investment Trusts (REITs) 13.3%
112,000	LTC Properties, Inc.	3,062,080
226,200	Ventas, Inc.	12,545,052

		15,607,132
Registered Investment Companies (RICs) 9.3%
366,952	Cohen & Steers Infrastructure Fund, Inc.	6,201,489
223,965	Cohen & Steers Quality Income Realty Fund, Inc.	2,058,238
122,992	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	2,153,590
27,988	RMR Asia Pacific Real Estate Fund	512,180

		10,925,497
Retail 0.4%
12,000	Inergy LP	491,040

Tobacco Products 0.9%
45,000	Altria Group, Inc.	1,057,950

TOTAL DOMESTIC COMMON STOCKS
(Cost $41,148,236)		61,139,894

FOREIGN COMMON STOCKS 4.9%
France 0.8%
14,500	Sanofi-Aventis SA	990,152

Germany 1.2%
6,700	Muenchener Rueckversicherungs AG	1,051,353
4,500	RWE AG	325,187

		1,376,540
Hong Kong 0.1%
5,000	Guoco Group, Ltd.	64,772

Netherlands 2.0%
78,000	Unilever NV	2,307,278

New Zealand 0.3%
390,199	Kiwi Income Property Trust	304,128

Shares	Description	Value (Note 1)
Switzerland 0.5%
8,000	Transocean Ltd.*	$639,440

TOTAL FOREIGN COMMON STOCKS
(Cost $5,106,625)		5,682,310

AUCTION PREFERRED SECURITIES 8.8%
160	Advent Claymore Global Convertible Securities & Income Fund, Series W7(1)	3,500,000
68	Gabelli Dividend & Income Trust, Series C(1)	1,487,500
13	Neuberger Berman Real Estate Securities Income Fund, Inc., Series A(1)	284,375
69	PIMCO Corporate Opportunity Fund, Series W(1)	1,509,375
81	TS&W/Claymore Tax-Advantaged Balanced Fund(1)	1,771,875
80	Western Asset Premier Bond Fund, Series M(1)	1,750,000

TOTAL AUCTION PREFERRED SECURITIES
(Cost $11,775,000)		10,303,125

LIMITED PARTNERSHIPS 8.8%
7	Ithan Creek Partners, L.P.*(1)(2)	10,361,998

TOTAL LIMITED PARTNERSHIPS
(Cost $7,000,000)		10,361,998

TOTAL LONG TERM INVESTMENTS
(Cost $65,029,861)		87,487,327

SHORT TERM INVESTMENTS 25.6%
Money Market Funds 25.6%
1,090,925	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7 Day Yield - 0.000%(3)	1,090,925
29,000,000	JPMorgan Prime Money Market Fund, 7 Day Yield - 0.139%	29,000,000

Total Money Market Funds
(Cost $30,090,925)		30,090,925

TOTAL SHORT TERM INVESTMENTS
(Cost $30,090,925)		30,090,925

TOTAL INVESTMENTS 100.2%
(Cost $95,120,786)		117,578,252

OTHER ASSETS AND LIABILITIES (0.2%)		(215,303)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED SHARES 100.0%		117,362,949

AUCTION PREFERRED SHARES (APS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(39,951,472)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$77,411,477

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

*	Non-income producing security.
(1)

Fair valued security under procedures established by the Fund’s Board of Directors. Total market value of fair valued securities as of January 31, 2011 is $20,665,123, or 17.6% of total net assets available to common stock and preferred shares.

(2)	Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(3)	Less than 0.0005%.

Percentages are stated as a percent of the Total Net Assets Available to Common Stock and Preferred Shares.

Notes to Quarterly Portfolio of Investments

January 31, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by The Denali Fund Inc. (the “Fund”) are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances. These inputs are summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments
Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stock	$61,139,894	$-	$-	$61,139,894
Foreign Common Stocks	5,682,310	-	-	5,682,310
Auction Preferred Securities	-	-	10,303,125	10,303,125
Limited Partnerships	-	-	10,361,998	10,361,998
Short Term Securities	30,090,925	-	-	30,090,925
Total	$96,913,129	$-	$20,665,123	$117,578,252

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 10/31/2010	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 1/31/2011
Auction Preferred Securities	$11,725,000		$203,125	$(1,625,000)		$10,303,125
Limited Partnerships	9,334,119	-	1,027,879	-	-	10,361,998
Total	$21,059,119	-	$1,231,004	$(1,625,000)	-	$20,665,123

*	For detailed description of industry and or geography classifications, see the accompanying Portfolio of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the 1940 Act. As a result of being “non-diversified”, with respect to 50% of the Fund’s portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund’s portfolio, although no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Restricted Securities: As of January 31, 2011, the Fund held a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of January 31, 2011 are as follows:

Issuer Description	Acquisition Date	Cost	Market Value January 31, 2011	Market Value as Percentage of Net Assets Available to Common Stock and Preferred Shares January 31, 2011
Ithan Creek Partners, L.P.	06/02/2008	$7,000,000	$10,361,998	8.8%

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On January 31, 2011, based on cost of $95,823,530 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,682,221 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,927,499, resulting in net unrealized appreciation of $21,754,722.

Note 3. New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 31, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	March 31, 2011